Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net operating revenues:
Net operating revenues	$ 3,005,825	$ 2,945,477	$ 3,000,827	$ 2,954,083	$ 2,904,356	$ 2,772,311	$ 2,713,644	$ 2,702,111	$ 11,906,212	$ 11,092,422	$ 10,333,501
Income from continuing operations before income taxes:
Income from continuing operations before income taxes	67,638	132,517	137,695	135,697	132,520	131,328	131,140	123,906	473,547	518,894	447,662
Expenditures for segment assets:
Total expenditures for segment assets									776,713	667,378	559,074
Assets:
Total assets	15,208,840				14,698,123				15,208,840	14,698,123
Hospital operations [Member]
Net operating revenues:
Net operating revenues									11,631,382	10,813,383	10,065,457
Income from continuing operations before income taxes:
Income from continuing operations before income taxes									720,215	662,303	590,389
Expenditures for segment assets:
Total expenditures for segment assets									737,391	646,509	543,969
Assets:
Total assets	13,984,964				13,398,314				13,984,964	13,398,314
Corporate and all other [Member]
Net operating revenues:
Net operating revenues									274,830	279,039	268,044
Income from continuing operations before income taxes:
Income from continuing operations before income taxes									(246,668)	(143,409)	(142,727)
Expenditures for segment assets:
Total expenditures for segment assets									39,322	20,869	15,105
Assets:
Total assets	$ 1,223,876				$ 1,299,809				$ 1,223,876	$ 1,299,809